Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 09, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Issued capital	₺ 2,200,000		₺ 2,200,000
Dijital Egitim
Disclosure of subsidiaries [line items]
Issued capital	₺ 100
Dijital Egitim | Turkcell Dijital
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	51.00%
Dijital Egitim | Sahinkaya Ozel Egitim Kurumlari A.S.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	49.00%
BeST
Disclosure of subsidiaries [line items]
Percentage of ownership interest in entity acquired		20.00%